Operating Segments - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IoT [Member]
Assets
Segment assets	RM 93,807,949	RM 177,364,056	RM 240,411,194
Deferred tax assets and tax recoverable		17,710	38,559
Total assets	93,807,949	177,381,766	240,449,753
Liabilities
Segment liabilities	8,781,098	9,335,738	622,632
Deferred tax liabilities and tax payable	7,626	6,471,342	7,258,186
Total liabilities	8,788,724	15,807,080	7,880,818
Additions to non-current assets:
Property, plant and equipment			30,000,000
Revenue
Total revenue	235,368,000	197,320,000	58,186,647
- Inter-segment revenue
Transferred at a point in time	235,368,000	197,320,000	58,186,647
Results
Profit/(loss) before interest, depreciation, impairment and tax	209,774	3,861,297	(7,374,704)
- property, plant and equipment		(28,308,000)	(28,310,019)
- right-of-use assets	(125,582)	(124,572)	(124,572)
Amortization of intangible assets	(15,632,733)	(18,931,458)	(27,871,638)
Impairment loss on deposits	0	(4,000,000)
Impairment loss on intangible assets	(15,666,760)	(8,044,989)
Impairment loss on goodwill	(22,150,110)	(7,734,427)
Impairment loss on property, plant and equipment		(6,962,010)
Reversal of impairment of trade receivable		94,000
Waiver of debts		(306,900)
Finance income, net	168,488	20,487	117,245
Loss before tax	(89,479,161)	(70,436,572)	(63,563,688)
Income tax	6,443,993	748,648	10,864,620
Loss for the financial year	(83,035,168)	(69,687,924)	(52,699,068)
Investment holding and others [Member]
Assets
Segment assets	18,770,081	29,047,553	32,459,929
Deferred tax assets and tax recoverable	20,056	14,234
Total assets	18,790,137	29,061,787	32,459,929
Liabilities
Segment liabilities	395,600	429,286	946,284
Deferred tax liabilities and tax payable		14	5,519
Total liabilities	395,600	429,300	951,803
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue
- Inter-segment revenue
Transferred at a point in time
Results
Profit/(loss) before interest, depreciation, impairment and tax	(1,395,337)	(2,861,372)	(3,426,200)
- property, plant and equipment	0
- right-of-use assets
Amortization of intangible assets	0
Impairment loss on deposits	(5,704)
Impairment loss on intangible assets	0
Impairment loss on goodwill	0
Impairment loss on property, plant and equipment	0
Reversal of impairment of trade receivable
Waiver of debts		260,865
Finance income, net	607,487	932,707	1,480,411
Loss before tax	(793,554)	(1,667,800)	(1,945,789)
Income tax	(8,193)	(14,095)	(43,977)
Loss for the financial year	(801,747)	(1,681,895)	(1,989,766)
Reportable Segments [Member]
Assets
Segment assets	112,578,030	206,411,609	272,871,123
Deferred tax assets and tax recoverable	20,056	31,944	38,559
Total assets	112,598,086	206,443,553	272,909,682
Liabilities
Segment liabilities	9,176,698	9,765,024	1,568,916
Deferred tax liabilities and tax payable	7,626	6,471,356	7,263,705
Total liabilities	9,184,324	16,236,380	8,832,621
Additions to non-current assets:
Property, plant and equipment			30,000,000
Revenue
Total revenue	235,368,000	197,320,000	58,186,647
- Inter-segment revenue
Transferred at a point in time	235,368,000	197,320,000	58,186,647
Results
Profit/(loss) before interest, depreciation, impairment and tax	(1,185,563)	999,925	(10,800,904)
- property, plant and equipment	(26,264,097)	(28,308,000)	(28,310,019)
- right-of-use assets	(125,582)	(124,572)	(124,572)
Amortization of intangible assets	(15,632,733)	(18,931,458)	(27,871,638)
Impairment loss on deposits	(5,704)	(4,000,000)
Impairment loss on intangible assets	(15,666,760)	(8,044,989)
Impairment loss on goodwill	(22,150,110)	(7,734,427)
Impairment loss on property, plant and equipment	(10,018,141)	(6,962,010)
Reversal of impairment of trade receivable		94,000
Waiver of debts		(46,035)
Finance income, net	775,975	953,194	1,597,656
Loss before tax	(90,272,715)	(72,104,372)	(65,509,477)
Income tax	6,435,800	734,553	10,820,643
Loss for the financial year	RM (83,836,915)	RM (71,369,819)	RM (54,688,834)